Debt, cash and cash equivalents and lease liabilities - Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt (Details) - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	€ 21,728	€ 24,339	€ 26,708
Principal	20,086	22,392	24,596
Interest	1,642	1,947	2,112
Net cash flows related to derivative instruments	(51)	163	(117)
Total	21,677	24,502	26,591
2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	3,330	2,943	4,775
Principal	3,055	2,622	4,417
Interest	275	321	358
Net cash flows related to derivative instruments	(59)	135	(97)
Total	3,271	3,078	4,678
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	3,826	3,019	2,588
Principal	3,588	2,757	2,305
Interest	238	262	283
Net cash flows related to derivative instruments	(1)	28	(11)
Total	3,825	3,047	2,577
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	791	3,808	2,952
Principal	601	3,571	2,710
Interest	190	237	242
Net cash flows related to derivative instruments	2	0	(9)
Total	793	3,808	2,943
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	1,937	791	3,862
Principal	1,751	601	3,646
Interest	186	190	216
Net cash flows related to derivative instruments	2	0	0
Total	1,939	791	3,862
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	3,176	1,937	771
Principal	3,011	1,751	604
Interest	165	186	167
Net cash flows related to derivative instruments	2	0	0
Total	3,178	1,937	771
2027 and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	8,668	11,841	11,760
Principal	8,080	11,090	10,914
Interest	588	751	846
Net cash flows related to derivative instruments	3	0	0
Total	€ 8,671	€ 11,841	€ 11,760